Schedule of Investments (unaudited)
April 30, 2025
iShares® China Large-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 6.6%
BYD Co. Ltd., Class H	5,717,000	$271,535,818
Great Wall Motor Co. Ltd., Class H	14,551,000	20,793,245
Li Auto Inc., Class A(a)	7,394,900	90,104,419
		382,433,482
Banks — 20.6%
Agricultural Bank of China Ltd., Class H	192,655,000	117,561,282
Bank of China Ltd., Class H	428,547,000	239,289,260
Bank of Communications Co. Ltd., Class H	45,536,200	39,819,527
China CITIC Bank Corp. Ltd., Class H	58,370,000	46,166,361
China Construction Bank Corp., Class H	350,824,320	288,176,874
China Everbright Bank Co. Ltd., Class H	19,293,000	8,377,425
China Merchants Bank Co. Ltd., Class H	23,717,938	129,372,838
China Minsheng Banking Corp. Ltd., Class H	39,983,600	18,762,679
Industrial & Commercial Bank of China Ltd., Class H	377,099,995	258,317,775
Postal Savings Bank of China Co. Ltd., Class H(b)	67,881,000	41,732,006
		1,187,576,027
Beverages — 0.9%
Nongfu Spring Co. Ltd., Class H(b)	10,943,400	50,308,895
Biotechnology — 1.7%
BeiGene Ltd.(a)	4,891,200	98,848,701
Broadline Retail — 12.0%
Alibaba Group Holding Ltd.	32,484,300	484,991,466
JD.com Inc., Class A	12,491,500	203,379,415
		688,370,881
Capital Markets — 1.1%
China Merchants Securities Co. Ltd., Class H(b)(c)	2,831,000	4,293,679
CITIC Securities Co. Ltd., Class H	10,246,200	25,323,776
CSC Financial Co. Ltd., Class H(b)(c)	5,679,000	6,425,614
Guotai Junan Securities Co. Ltd., Class H(b)	17,994,400	25,646,143
		61,689,212
Communications Equipment — 0.2%
ZTE Corp., Class H(c)	4,753,200	14,032,061
Construction & Engineering — 0.2%
China Railway Group Ltd., Class H	25,363,000	10,912,833
Diversified Telecommunication Services — 0.7%
China Tower Corp. Ltd., Class H(b)	29,260,600	42,383,298
Entertainment — 4.0%
NetEase Inc.	10,639,800	228,716,878
Hotels, Restaurants & Leisure — 10.2%
Meituan, Class B(a)(b)	22,424,720	371,295,908
Trip.com Group Ltd.	3,615,900	217,824,669
		589,120,577
Household Durables — 1.1%
Haier Smart Home Co. Ltd., Class A	14,451,200	41,937,798
Midea Group Co. Ltd., Class H(a)	2,186,900	20,642,153
		62,579,951
Independent Power and Renewable Electricity Producers — 0.4%
CGN Power Co. Ltd., Class H(b)	69,839,000	22,230,659
Industrial Conglomerates — 0.7%
CITIC Ltd.	30,963,000	37,640,849
Insurance — 7.9%
China Life Insurance Co. Ltd., Class H	46,661,000	85,277,430
China Pacific Insurance Group Co. Ltd., Class H	16,152,600	43,947,418
Security	Shares	Value
Insurance (continued)
People's Insurance Co. Group of China Ltd. (The), Class H	51,453,000	$30,450,714
PICC Property & Casualty Co. Ltd., Class H	42,170,000	77,653,497
Ping An Insurance Group Co. of China Ltd., Class H	36,467,500	218,259,154
		455,588,213
Interactive Media & Services — 13.7%
Baidu Inc., Class A(a)	13,931,450	153,622,266
Kuaishou Technology(a)(b)	17,649,200	116,489,845
Tencent Holdings Ltd.	8,459,000	518,121,718
		788,233,829
Life Sciences Tools & Services — 0.3%
WuXi AppTec Co. Ltd., Class H(b)(c)	2,076,552	16,048,831
Machinery — 0.3%
CRRC Corp. Ltd., Class H	25,269,000	15,594,755
Marine Transportation — 0.5%
Cosco Shipping Holdings Co. Ltd., Class H	17,688,600	26,692,722
Metals & Mining — 1.8%
CMOC Group Ltd., Class H	24,693,000	19,385,836
Zijin Mining Group Co. Ltd., Class H	37,534,000	81,999,884
		101,385,720
Oil, Gas & Consumable Fuels — 4.5%
China Petroleum & Chemical Corp., Class H	150,728,600	76,942,620
China Shenhua Energy Co. Ltd., Class H	21,168,500	79,554,322
PetroChina Co. Ltd., Class H	130,412,000	99,652,770
		256,149,712
Real Estate Management & Development — 1.0%
China Resources Land Ltd.	17,227,333	57,963,207
Technology Hardware, Storage & Peripherals — 7.6%
Xiaomi Corp., Class B(a)(b)	68,553,200	438,891,250
Textiles, Apparel & Luxury Goods — 1.6%
ANTA Sports Products Ltd.	7,849,600	92,749,436
Total Long-Term Investments — 99.6% (Cost: $6,010,311,554)		5,726,141,979
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	21,573,447	21,582,076
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	3,920,000	3,920,000
Total Short-Term Securities — 0.4% (Cost: $25,503,119)		25,502,076
Total Investments — 100.0% (Cost: $6,035,814,673)		5,751,644,055
Liabilities in Excess of Other Assets — (0.0)%		(845,837)
Net Assets — 100.0%		$5,750,798,218

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® China Large-Cap ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,232,848	$10,359,535 (a)	$—	$(7,573)	$(2,734)	$21,582,076	21,573,447	$948,124 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,100,000	—	(180,000)(a)	—	—	3,920,000	3,920,000	133,919	—
				$(7,573)	$(2,734)	$25,502,076		$1,082,043	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China H50 Index	723	05/29/25	$21,929	$(297,730)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$5,726,141,979	$—	$5,726,141,979

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® China Large-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$25,502,076	$—	$—	$25,502,076
	$25,502,076	$5,726,141,979	$—	$5,751,644,055
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(297,730)	$—	$(297,730)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.